FAIR VALUE ACCOUNTING - Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value | Recurring
Assets:
Cash and cash equivalents	$ 3,259	$ 2,756
Restricted cash	39	26
Total assets	3,667	3,044
Liabilities:
Debt (1)	4,671	4,882
Total liabilities	4,915	5,093
Fair Value | Recurring | Holt Royalty obligation
Liabilities:
Holt royalty obligation	243	187
Fair Value | Recurring | Other Assets
Assets:
Restricted assets	9	13
Fair Value | Recurring | Provisional copper and gold concentrate receivables
Assets:
Trade receivable, net	111	113
Fair Value | Recurring | Contingent Payment | Batu Hijau Contingent Consideration
Assets:
Batu Hijau contingent consideration	23	13
Fair Value | Recurring | Foreign exchange forward contracts
Liabilities:
Derivative instruments, net	1	24
Fair Value | Recurring | Diesel forward contracts
Assets:
Derivative assets	6
Fair Value | Recurring | Level 1
Assets:
Cash and cash equivalents	3,259	2,756
Restricted cash	39	26
Total assets	3,489	2,867
Fair Value | Recurring | Level 1 | Other Assets
Assets:
Restricted assets	9	13
Fair Value | Recurring | Level 2
Assets:
Total assets	155	146
Liabilities:
Debt (1)	4,671	4,882
Total liabilities	4,672	4,906
Fair Value | Recurring | Level 2 | Provisional copper and gold concentrate receivables
Assets:
Trade receivable, net	111	113
Fair Value | Recurring | Level 2 | Foreign exchange forward contracts
Liabilities:
Derivative instruments, net	1	24
Fair Value | Recurring | Level 2 | Diesel forward contracts
Assets:
Derivative assets	6
Fair Value | Recurring | Level 3
Assets:
Total assets	23	31
Liabilities:
Total liabilities	243	187
Fair Value | Recurring | Level 3 | Holt Royalty obligation
Liabilities:
Holt royalty obligation	243	187
Fair Value | Recurring | Level 3 | Contingent Payment | Batu Hijau Contingent Consideration
Assets:
Batu Hijau contingent consideration	23	13
Fair Value | Recurring | Marketable equity securities
Assets:
Marketable securities	165	56
Fair Value | Recurring | Marketable equity securities | Level 1
Assets:
Marketable securities	165	56
Fair Value | Recurring | Marketable debt securities
Assets:
Restricted assets	55	49
Fair Value | Recurring | Marketable debt securities | Asset-backed commercial paper
Assets:
Marketable securities		18
Fair Value | Recurring | Marketable debt securities | Level 1
Assets:
Restricted assets	17	16
Fair Value | Recurring | Marketable debt securities | Level 2
Assets:
Restricted assets	38	33
Fair Value | Recurring | Marketable debt securities | Level 3 | Asset-backed commercial paper
Assets:
Marketable securities		18
Carrying value
Liabilities:
Debt (1)	$ 4,040	$ 4,599